Financial Instruments - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 182	$ 211
Derivative Liabilities, Total	(162)	(69)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	124	107
Derivative Liabilities, Total	(48)	(35)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	77	61
Derivative Liabilities, Total	(39)	(29)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	47	30
Derivative Liabilities, Total	(9)	(6)
Derivatives Designated as Hedging Instruments [Member] | Cross Currency Swaps [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total		16
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	58	104
Derivative Liabilities, Total	(114)	(34)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	57	100
Derivative Liabilities, Total	(111)	(30)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	1	4
Derivative Liabilities, Total	$ (3)	$ (4)